RELATED PARTY TRANSACTIONS 10K (Details) (USD $)	1 Months Ended		3 Months Ended		12 Months Ended			3 Months Ended		12 Months Ended										1 Months Ended	3 Months Ended		12 Months Ended	1 Months Ended		1 Months Ended	12 Months Ended			1 Months Ended	3 Months Ended		12 Months Ended				1 Months Ended		12 Months Ended
	Jan. 31, 2014	Dec. 31, 2013	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Shareholders non authorization rate [Member]	Jun. 30, 2013 Convertible Subordinated Debt [Member]	Dec. 31, 2013 Convertible Subordinated Debt [Member]	Dec. 31, 2013 Convertible Subordinated Debt [Member] First Issuance 30.00 per share [Member] January 2012 [Member]		Dec. 31, 2013 Convertible Subordinated Debt [Member] Second Issuance at 20.00 per share [Member] January 2012 [Member]		Dec. 31, 2013 Convertible Subordinated Debt [Member] Second Issuance at 20.00 per share [Member] May 2012 [Member]		Dec. 31, 2013 Convertible Subordinated Debt [Member] Third issuance 14.00 per share [Member] July 2012 [Member]		Dec. 31, 2013 Convertible Subordinated Debt [Member] Third issuance 14.00 per share [Member] August 2012 [Member]		Jan. 31, 2012 Director - Baruch Halpern [Member]	Mar. 31, 2014 Director - Baruch Halpern [Member]	Mar. 31, 2013 Director - Baruch Halpern [Member]	Dec. 31, 2013 Director - Baruch Halpern [Member]	Jan. 31, 2012 Director - Baruch Halpern [Member] Convertible Subordinated Debt [Member]	Dec. 31, 2011 Director - Baruch Halpern [Member] Convertible Subordinated Debt [Member]	Jan. 31, 2012 Director - Mr. Hoogenkamp [Member]	Dec. 31, 2013 Director - Mr. Hoogenkamp [Member]	Dec. 31, 2012 Director - Mr. Hoogenkamp [Member]	Apr. 30, 2012 Director - Mr. Hoogenkamp [Member]	Jan. 31, 2012 Other Officers and Directors [Member]	Mar. 31, 2014 Other Officers and Directors [Member]	Mar. 31, 2013 Other Officers and Directors [Member]	Dec. 31, 2013 Other Officers and Directors [Member] Note	Dec. 31, 2012 Other Officers and Directors [Member]	Dec. 31, 2013 HC and Halpern Entities [Member]	Dec. 31, 2012 HC and Halpern Entities [Member]	Apr. 30, 2013 W. John Short, CEO and director [Member]	Jan. 31, 2012 W. John Short, CEO and director [Member]	Dec. 31, 2013 Minimum [Member] Director - Baruch Halpern [Member]	Dec. 31, 2013 Maximum [Member] Director - Baruch Halpern [Member]
Related Party Transaction [Line Items]
Obligated to pay success fees (in hundredths)																																							2.50%	5.00%
Additional consideration paid on certain transactions (in hundredths)																																							2.50%	5.00%
Summary of transactional warrants listed below under terms of financial advisor agreement with HC [Abstract]
Date of Warrants										Jan. 31, 2012		Jan. 31, 2012		May 31, 2012		Jul. 31, 2012		Aug. 31, 2012
Number of Shares Under Warrants (in shares)	8,130.00	8,709			8,709					1,250		5,563		63		711		268
Exercise Price of Warrant										Exercisable immediately at $30.00 per share	[1],[2]	Exercisable immediately at $20.00 per share	[1],[2]	Exercisable immediately at $20.00 per share	[1],[2]	Exercisable immediately at $14.00 per share	[1]	Exercisable immediately at $14.00 per share	[1]
Share to be issued for cancelled warrants upon Shareholder authorization.		75,377			75,377
Fair value at time of exchange		$ 300,000			$ 300,000																		$ 2,900,000
Stated annual interest rate (in hundredths)		5.00%			5.00%		10.00%
Exercise price per warrant (in dollars per share)	$ 6.55									$ 30.00		$ 20.00		$ 20.00		$ 14.00		$ 14.00
Expiration Date of Warrant	Dec. 31, 2018									Jan. 31, 2017		Jan. 31, 2017		May 31, 2017		Jul. 31, 2017		Aug. 31, 2017
Notice period of warrant conversion					61 days
Minimum percentages of common stock considered as beneficial ownership interest (in hundredths)					4.99%
Exercise price of warrants (in dollars per share)		$ 6.55			$ 6.55				$ 14.00
Summary of other transactions and balances with HC and Halpern Entities [Abstract]
Success fees earned by HC under financial advisor agreement payable in cash																																			0	164,000
Proceeds received from Mr. Halpern and Halpern Entities upon issuance of convertible debt and related warrants																																			306,000	213,000
Interest earned by Halpern entities on convertible debt																																			288,000	302,000
Payments to HC relevant to HC's class 6 general unsecured creditor claim																																			0	256,000
Gain on extinguishment of debt								300,000															400,000
Subordinated convertible notes owned			100,000																				2,600,000
Warrants canceled during the period																							185,714
Accounts payable or accrued expenses																																			100,000	100,000
Warrants issued (in shares)																				25,833													234
Weighted average exercise price per warrant (in dollars per share)																				$ 20.00			$ 24.00	$ 16.00
Warrants granted in period, fair value																				100,000
Number of Securities Called by Warrants (in shares)	162,586	1,714,286			1,714,286																			178,572	125,000
Common stock issued for vendor services, (in shares)																										5,000
Consulting service fees																											100,000	100,000
Options vested (in shares)																													5,000
Vesting Period																											Vest in twelve equal monthly installments
Proceeds from issuance of subordinated long-term debt																														100,000							25,000	50,000
Interest paid maximum			$ 580,000	$ 275,000	$ 2,537,000	$ 1,651,000															$ 57,000	$ 24,000									$ 1,000	$ 1,000	$ 1,000,000	$ 1,000,000
Number of subordinated convertible notes																																	3
Issue of shares of common stock (in shares)		1,714,286																					634,679										82

[1]	As a result of the July 31, 2012, issuances of convertible debt and related warrants, the exercise prices on these transactional warrants were reduced under the full ratchet anti-dilution provisions included in the transactional warrants, to $14.00 per share and the number of underlying shares increased to equal the number of original underlying shares times the initial exercise price divided by $14.00 per share.
[2]	In 2013, in connection with the Exchange, these warrants were cancelled in exchange for 75,377 shares of our common stock (with a fair value of $0.3 million at time of the Exchange), however the shares will not be issued until after shareholders vote to approve an increase in our authorized shares of common stock. If shareholders do not approve an increase to the authorized number of shares of common stock by July 1, 2014, the interest rate on the replacement notes will increase from 5% to 10%.